Net (Loss) Income per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net (Loss) Income per Share	Net (Loss) Income per Share
The Company applies the two-class method to calculate its basic and diluted net (loss) income per share as Class A subordinate voting shares and Class B restricted voting shares are participating securities with equal participation rights and are entitled to receive dividends on a share for share basis.

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended
	December 31, 2022	December 31, 2021
Numerator:
Net (loss) income	$(3,460,418)	$2,914,659
After tax effect of debt interest(1)	—	2,567
Net (loss) income after tax effected debt interest	$(3,460,418)	$2,917,226

Denominator(2):
Basic weighted average number of shares outstanding	1,266,268,155	1,246,588,910
Weighted average effect of dilutive securities:
Stock options	—	15,554,240
Restricted share units	—	5,106,760
Convertible senior notes	—	6,388,480
Deferred share units	—	8,960
Diluted weighted average number of shares	1,266,268,155	1,273,647,350

Net (loss) income per share(2):
Basic	$(2.73)	$2.34
Diluted	$(2.73)	$2.29

Common stock equivalents excluded from net (loss) income per diluted share because they are anti-dilutive(2):
Stock options	14,008,761	277,188
Restricted share units	10,218,906	98,112
Convertible senior notes	6,388,480	—
Deferred share units	11,413	—
	30,627,560	375,300
(1) When the Notes are dilutive, the after tax effect of debt interest is added back to net income to calculate diluted net income per share.
(2) Prior year share and per share amounts have been retrospectively adjusted to reflect the Share Split effected in June 2022. See Note 19 for details.